CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 739,323	$ 663,671	$ 1,270,353
Unrealized gain on available-for-sale securities:
Unrealized holding gains arising during the period net of taxes of $26,000, $40,000 and $46,000 for the fiscal years 2014, 2013 and 2012, respectively (Note 14)	31,966	50,156	7,062
Reclassification adjustment for net (losses) included in net income, net of taxes of ($69,000) for the year ended July 31, 2014 (Note 14)	(86,187)
Unrealized gain (loss) on available-for-sale securities, net of taxes	(54,221)	50,156	7,062
Comprehensive income	$ 685,102	$ 713,827	$ 1,277,415